Investment in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of Investment in Master Trust
The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s divided interest as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
	Master Trust Balances	Plan's Interest In Master Trust Balances	Master Trust Balance	Plan's Interest in Master Trust Balances
Assets
Investments - at fair value
Registered investment companies	$326,152,025	$325,848,459	$286,047,219	$285,807,775
Self-directed brokerage accounts	79,879,705	79,879,705	62,442,672	62,442,672
Common/collective trusts	1,132,779,610	1,131,623,524	991,174,189	990,089,794
Ingersoll Rand Stock Fund	35,848,530	35,848,530	45,838,132	45,838,132
Total Investments - at Fair Value	$1,574,659,870	$1,573,200,218	$1,385,502,212	$1,384,178,373
The following are net appreciation in the fair value of investments, investment income and administrative expenses for the Master Trust for the years ended December 31, 2025 and 2024:

	For the year ended December 31,
	2025	2024
Investment Income
Net appreciation in fair value of investments	$220,374,006	$200,540,174
Dividends and interest	9,500,892	10,013,959
Total Investment Income	$229,874,898	$210,554,133

Administrative expenses	$739,521	$607,302